Equity dividends	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity dividends

14 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2017	2016	2015
	£m	£m	£m
RELX PLC	400	356	295
RELX NV	362	327	288
Total	762	683	583

Ordinary dividends declared and paid in the year ended 31 December 2017, in amounts per ordinary share, comprise: a 2016 final dividend of 25.7p (2016: 22.3p; 2015: 19p) and a 2017 interim dividend of 11.7p (2016: 10.25p; 2015: 7.4p), giving a total of 37.4p (2016: 32.55p; 2015: 26.4p) for RELX PLC; and a 2016 final dividend of €0.301 (2016: €0.288; 2015: €0.285) and a 2017 interim dividend of €0.132 (2016: €0.122; 2015: €0.115), giving a total of €0.433 (2016: €0.410; 2015: €0.400) for RELX NV.

The Directors of RELX PLC have proposed a final dividend of 27.7p (2016: 25.7p; 2015: 22.3p), giving a total for the financial year of 39.4p (2016: 35.95p; 2015: 29.7p). The Directors of RELX NV have proposed a final dividend of €0.316 (2016: €0.301; 2015: €0.288), giving a total for the financial year of €0.448 (2016: €0.423; 2015: €0.403). The total cost of funding the proposed final dividends is expected to be £559m, for which no liability has been recognised at the statement of financial position date.

RELX NV dividends per share were adjusted retrospectively in 2015 to reflect the bonus issue declared on 30 June 2015.

Until the end of 2015, dividends paid to RELX PLC and RELX NV shareholders were, other than in special circumstances, equalised at the gross level inclusive of the prevailing UK tax credit received by certain RELX PLC shareholders. With effect from 6 April 2016 the UK government abolished the dividend tax credits previously available to certain RELX PLC shareholders, impacting dividends paid after this date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC and RELX NV shares. This waiver has been applied to dividends paid in 2017, 2016 and 2015.

LOGO